DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Fortive Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the plan document and summary plan description for a more complete description of the Plan’s provisions.
General
Fortive Corporation (“Fortive,” “the Company”, or “the Plan Sponsor”) innovates essential technologies to keep our world safe and productive. Fortive established the Plan effective May 31, 2016. The Plan is a defined contribution plan established for eligible full-time and part-time non-union employees of the Company and its subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the Plan is administered through affiliates of the trustee, Fidelity (the “Plan Administrator”). Plan participants should refer to the formal legal documents of the Plan and the summary plan description for a more complete description of the Plan’s provisions and a full explanation of all limitations, adjustments and special cases in the Plan. Significant provisions related to contributions, benefit payments, and investments are provided below.

On June 28, 2025, the Company completed the separation of its former Precision Technologies (“PT”) segment by distributing to Fortive shareholders on a pro rata basis all of the issued and outstanding common stock of Ralliant Corporation (“Ralliant”), the entity incorporated to hold the PT businesses (the “Separation”). In anticipation of the Separation, Ralliant created a new savings plan, the Ralliant Retirement Savings Plan (the "Ralliant Plan"). On June 28, 2025, $688.4 million, which was the total amount of the balances and the related assets of the Plan participants who are now employees of Ralliant after the Separation, was transferred to the Ralliant Plan. The $688.4 million transferred includes $8.8 million of outstanding loan balances.
Contributions
At the time of eligibility, the Company automatically enrolls eligible employees at a contribution rate of 5% of pre-tax eligible earnings if the participant does not otherwise make an affirmative election to contribute or opt-out of pre-tax contributions. Employees who opt out of the automatic enrollment or reduce their contributions below 5% will be automatically re-enrolled at 5% annually on April 1st. A notice period of at least 45 days is provided for employees to opt out of the automatic enrollment or increase. Eligible participants may contribute up to 75% of their compensation (subject to annual maximums). Employee contributions and the earnings or losses thereon are fully vested at all times.
The Company’s retirement contributions are determined at the discretion of the Plan Sponsor. Employees are eligible for Company retirement contributions upon completion of one year of service and become fully vested upon completion of three years of service. The discretionary retirement contribution can range from 0% to 2% of eligible compensation. For the year ended December 31, 2025, the discretionary retirement contribution was 2% of eligible compensation.
For eligible participants who have completed one year of service and are active employees on the last day of the plan year, an additional discretionary retirement contribution of up to 2% of eligible compensation above the Social Security wage base in effect at the beginning of the Plan year is calculated and deposited into participant accounts subsequent to the Plan year end. These contributions become fully vested after three years of service. For the year ended December 31, 2025, this additional retirement contribution was 2% of eligible compensation.
In addition, the Company makes matching contributions into the Plan. These matching contributions are considered “safe harbor” and the percentage for the safe harbor matching contributions has been established in the plan document. The Company matching contribution is 100% of the first 3% of eligible compensation contributed by the participant plus 50% of the next 2% of eligible compensation contributed. Employees are immediately 100% vested in all safe harbor matching contributions.
Benefit Payments
A participant who attains normal retirement age (age 65) shall be entitled to payment of the balance in their account. A participant who remains employed after attainment of normal retirement age shall continue to participate under the same terms and conditions as applied prior to reaching normal retirement age. A participant must begin receiving distributions no later than April 1 following the later of the year in which they retire from the Company or the calendar year in which they reach the age of 73.
The beneficiary or beneficiaries of a deceased participant shall be entitled to payment of the participant’s account balance within a reasonable period of time after the participant’s death.
Upon total and permanent disability, a participant shall be entitled to payment of the balance in their account within a reasonable period of time after termination of employment.
Upon a participant’s termination of employment for reasons other than as specified above, a participant is entitled to payment of their vested account balance. If the vested value of the participant’s account is $1,000 (applied separately to Roth and non-Roth balances) or less, payment will automatically be made in a single lump sum. If the vested value of the participant’s Roth or non-Roth balances is greater than $1,000 and does not exceed $5,000, the Plan Administrator will automatically rollover the Roth or non-Roth balances to a separate Fidelity Individual Retirement Account. If the vested value of the participant’s account is greater than $5,000, the participant must contact the Plan Administrator to request a distribution.
Eligible participants may request a hardship or age 59 1/2 in-service withdrawal of all or a portion of their vested account while still working for the Company in accordance with procedures established by the Plan Administrator, subject to certain limitations and tax penalties.
Notes Receivable from Participants
A participant may receive a loan from the Plan in accordance with the policy established by the Plan Sponsor. Any such loan or loans shall not exceed the lesser of 50% of the participant’s vested account balance or $50,000 reduced by the participant’s highest outstanding loan balance in the Plan during the one-year period ending on the day before the loan is made. The Plan Administrator establishes the maximum maturity period that is permitted to prevent the loan from being treated as a distribution. Plan provisions require that all loans must be paid back within 60 months. The Plan Administrator may require loan payments to be made through payroll deductions.
Participant Accounts
Each participant account is credited with the participant’s contributions, employer safe harbor matching contributions, employer retirement contributions, and an allocation of Plan earnings or losses, and is charged quarterly with administrative expenses and recordkeeping fees. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Plan Sponsor, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping and trustee fees.
The Plan participates in a revenue credit program (Credits). Credits are earned in connection with the Plan’s revenue sharing arrangements with certain investment funds. The Credits are deposited in an unallocated account and can be used to pay ERISA-qualified expenses or can be allocated to eligible participant accounts. The calculated Credits are funded quarterly in arrears by the Plan Administrator.
Unallocated Accounts
During the year ended December 31, 2025, forfeitures used to reduce Company related contributions totaled $1.8 million.
As of December 31, 2025 and 2024, unallocated and non-vested accounts, including forfeited amounts, were immaterial and $0.8 million, respectively. These amounts are used to reduce future employer contributions and to pay administrative expenses.
Termination of the Plan
Although the Company, as the Plan Sponsor, has not expressed an intention to do so, the Plan may be terminated at any time. In the event of termination of the Plan, the account balances of participants as of the date of termination shall immediately become vested.